Deferred Income Tax (Details) - Schedule of tax loss S/ in Thousands	Dec. 31, 2021 PEN (S/)
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	S/ 638,899
Application 2022	182,610
Application 2023	15,723
Statute of limitations	440,566
Cumbra Peru S.A. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	342,268
Application 2022	14,000
Application 2023	14,771
Application forward
Statute of limitations	313,497
Vial y Vives - DSD S.A. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	225,094
Application 2022	129,222
Application 2023
Application forward
Statute of limitations	95,872
AENZA S.A.A. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	32,092
Application 2022	32,092
Application 2023
Application forward	2,025
Statute of limitations
Transportadora de Gas Natural Comprimido Andino S.A.C. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	15,989
Application 2022	82
Application 2023	952
Application forward
Statute of limitations	14,955
GyM Chile S.p.A. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	14,705
Application 2022
Application 2023
Application forward
Statute of limitations	14,705
Carretera Andina del Sur S.A.C. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	3,704
Application 2022	3,704
Application 2023
Application forward
Statute of limitations
Consorcio Vial del Sur [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	3,508
Application 2022	3,508
Application 2023
Application forward	2,025
Statute of limitations
Incolur DSD [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	1,537
Application 2022
Application 2023
Application forward
Statute of limitations	1,537
Cumbra Ingeniería S.A. [Member]
Deferred Income Tax (Details) - Schedule of tax loss [Line Items]
Tax loss	2
Application 2022	2
Application 2023
Application forward	2,025
Statute of limitations